Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Q1) (Details) - Level 3 - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 246,500	$ 6,573,100		$ 6,573,100	$ 0
Change in fair value				(6,326,600)	(3,707,810)
Ending balance			$ 246,500	246,500	6,573,100
Working Capital Loan Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0		0
Initial fair value of Working Capital Loan Option				7,885
Change in fair value				(7,885)
Ending balance	0		0	0	0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	246,500	6,573,100	3,626,700	6,573,100	0
Change in fair value	944,868	(2,946,400)	(3,380,200)	(6,326,600)	(4,368,130)
Ending balance	$ 1,191,368	$ 3,626,700	$ 246,500	$ 246,500	$ 6,573,100